Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,480,439	$ 831,377
Adjustment of opening net book amount for the application of IAS 29				$ 208,178
Exchange differences	(54,536)	(207,087)
Additions	262,151	224,921
Revaluation surplus	(42,384)	545,129
Acquisition of subsidiaries	30,658
Reclassification from investment property	4,816	3,313
Transfers	0	0
Disposals	(3,518)	(2,445)
Disposals of subsidiaries	(10,972)	(13,748)
Reclassification to non-income tax credits	(226)	(575)
Depreciation	(173,208)	(153,034)
Closing net book amount	1,493,220	1,480,439
IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			$ 1,396
IAS 29 - Total Assets [Member]
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			252,588
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	2,429,359	1,627,263
Closing net book amount	2,615,348	2,429,359
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(948,920)	(795,886)
Closing net book amount	(1,122,128)	(948,920)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	780,184	110,743
Exchange differences	(25,205)	(78,858)
Additions	1,738	0
Revaluation surplus	(42,384)	545,129
Acquisition of subsidiaries	815
Reclassification from investment property	4,816	3,313
Transfers	0	0
Disposals	0	0
Disposals of subsidiaries	(10,379)	(11,471)
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	709,585	780,184
Farmlands | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			211,328
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	780,184	110,743
Closing net book amount	709,585	780,184
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	16,324	9,007
Exchange differences	(536)	(3,310)
Additions	62	97
Revaluation surplus	0	0
Acquisition of subsidiaries	0
Reclassification from investment property	0	0
Transfers	12,643	2,012
Disposals	0	0
Disposals of subsidiaries	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(3,213)	(3,002)
Closing net book amount	25,280	16,324
Farmland improvements | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			11,520
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	32,718	22,399
Closing net book amount	44,887	32,718
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(16,394)	(13,392)
Closing net book amount	(19,607)	(16,394)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	188,622	192,844
Exchange differences	(6,846)	(34,195)
Additions	38,570	13,773
Revaluation surplus	0	0
Acquisition of subsidiaries	24,126
Reclassification from investment property	0	0
Transfers	13,614	14,264
Disposals	(81)	(149)
Disposals of subsidiaries	(571)	(593)
Reclassification to non-income tax credits	0	(114)
Depreciation	(24,714)	(19,771)
Closing net book amount	232,720	188,622
Buildings and facilities | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			22,563
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	344,915	329,366
Closing net book amount	413,727	344,915
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(156,293)	(136,522)
Closing net book amount	(181,007)	(156,293)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	205,148	246,080
Exchange differences	(8,770)	(49,222)
Additions	62,320	50,759
Revaluation surplus	0	0
Acquisition of subsidiaries	5,280
Reclassification from investment property	0	0
Transfers	16,772	18,577
Disposals	(3,308)	(2,144)
Disposals of subsidiaries	(22)	(17)
Reclassification to non-income tax credits	(226)	(422)
Depreciation	(70,921)	(63,644)
Closing net book amount	206,273	205,148
Machinery, equipment, furniture and fittings | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			5,181
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	718,978	696,266
Closing net book amount	791,024	718,978
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(513,830)	(450,186)
Closing net book amount	(584,751)	(513,830)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	232,956	238,910
Exchange differences	(9,802)	(36,504)
Additions	102,813	96,365
Revaluation surplus	0	0
Acquisition of subsidiaries	0
Reclassification from investment property	0	0
Transfers	0	0
Disposals	0	0
Disposals of subsidiaries	0	(1,667)
Reclassification to non-income tax credits	0	0
Depreciation	(72,447)	(64,148)
Closing net book amount	253,520	232,956
Bearer plants | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			0
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	480,049	421,855
Closing net book amount	573,060	480,049
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(247,093)	(182,945)
Closing net book amount	(319,540)	(247,093)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	6,301	4,158
Exchange differences	(207)	1,410
Additions	2,160	2,098
Revaluation surplus	0	0
Acquisition of subsidiaries	437
Reclassification from investment property	0	0
Transfers	35	49
Disposals	(129)	(85)
Disposals of subsidiaries	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(1,913)	(2,469)
Closing net book amount	6,684	6,301
Others | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			1,140
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	21,611	16,999
Closing net book amount	23,907	21,611
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(15,310)	(12,841)
Closing net book amount	(17,223)	(15,310)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	50,904	29,635
Exchange differences	(3,170)	(6,408)
Additions	54,488	61,829
Revaluation surplus	0	0
Acquisition of subsidiaries	0
Reclassification from investment property	0	0
Transfers	(43,064)	(34,902)
Disposals	0	(67)
Disposals of subsidiaries	0	0
Reclassification to non-income tax credits	0	(39)
Depreciation	0	0
Closing net book amount	59,158	50,904
Work in progress | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29			$ 856
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	50,904	29,635
Closing net book amount	59,158	50,904
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0